Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000010992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Strategic Income Fund (Class A) – including sales charge
Accumulated Value	$ 9,550		$ 9,937.21	$ 10,103.6	$ 10,042.44	$ 10,565.7	$ 11,228.59	$ 12,139.23	$ 10,870.99	$ 11,305.66	$ 12,237.84	$ 13,143.82
C000010994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Strategic Income Fund (Class C) – including sales charge
Accumulated Value	10,000		10,332.89	10,427.83	10,287.98	10,743.43	11,332.04	12,156.95	10,792.9	11,125.48	11,969.63	12,760.16
C000010995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Strategic Income Fund (Class R) – including sales charge
Accumulated Value	10,000		10,382.7	10,530.77	10,429.8	10,959.16	11,616.83	12,525.13	11,164.66	11,582.43	12,505.74	13,397.48
C000010996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Strategic Income Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,433.56	10,634.89	10,597.9	11,177.87	11,908.72	12,906.71	11,573.92	12,066.65	13,094.15	14,098.47
C000130079 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Emerging Markets Debt Corporate Fund (Class A) – including sales charge
Accumulated Value	9,550		10,274.05	11,099.01	11,088.6	12,220.75	12,431.88	13,549.57	11,674.73	12,461.02	13,590.99	14,609.28
C000130080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Emerging Markets Debt Corporate Fund (Class C) – including sales charge
Accumulated Value	10,000		10,748.95	11,581.23	11,484.3	12,548.69	12,673	13,710.47	11,728.26	12,430.05	13,447.87	14,345.17
C000130082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Macquarie Emerging Markets Debt Corporate Fund (Institutional Class) – including sales charge
Accumulated Value	10,000		10,748.95	11,635.53	11,654.08	12,866.88	13,108.02	14,326.65	12,378.04	13,245.25	14,481.96	15,604.22
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Accumulated Value	10,000		10,594	10,539	10,455	11,299	12,443	12,356	11,229	10,851	11,405	11,790
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,695.21131	10,622.52941	10,765.90683	$ 11,693.35153	12,440.37994	12,468.50521	11,500.14005	11,276.05682	11,972.93413	12,458.83347
J P Morgan Corporate Emerging Markets Bond Index Broad Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified
Accumulated Value	$ 10,000		$ 10,701.31984	$ 11,340.63388	$ 11,398.29624		$ 13,144.30143	$ 13,990.59219	$ 12,096.10946	$ 12,772.18986	$ 14,032.26937	$ 15,041.69908